Balance Sheets - Globis Acquisition Corp [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 29,508	$ 202,068
Prepaid expenses	89,333	283,333
Total Current Assets	118,841	485,401
Marketable securities held in Trust Account	117,307,838	116,150,000
TOTAL ASSETS	117,426,679	116,635,401
LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
Current liabilities - Accounts payable and accrued expenses	927,582	65,628
Promissory note – related party	2,600,000
TOTAL LIABILITIES	3,527,582	65,628
Commitments and Contingencies
Common stock subject to possible redemption 11,500,000 shares at redemption value at December 31, 2021 and 2020	117,300,000	116,150,000
Stockholders’ (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 3,550,833 shares issued and outstanding (excluding 11,500,000 shares subject to possible redemption) at December 31, 2021 and 2020	355	355
Additional paid-in capital		509,304
Accumulated deficit	(3,401,258)	(89,886)
Total Stockholders’ (Deficit) Equity	(3,400,903)	419,773
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	$ 117,426,679	$ 116,635,401